Balance Sheet Details - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Offsetting [Abstract]
Prepaid insurance	$ 432,170	$ 9,808
Other	343,415	205,171
Prepaid expenses and other current assets	$ 775,585	$ 214,979	$ 98,876